Related party transactions (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Key Management Personnel Compensation [Abstract]
Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel

The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below:

	Year Ended June 30,
(in U.S. dollars)	2018	2017
Short-term employee benefits	2,577,166	2,592,456
Long-term employee benefits	5,648	17,742
Post-employment benefits	66,539	70,915
Share based payments	(60,858)	552,174
	2,588,495	3,233,287